Accruals And Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUALS AND OTHER CURRENT LIABILITIES
6. ACCRUALS AND OTHER CURRENT LIABILITIES
Accruals and other current liabilities consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
			(Note 2)
Salary and welfare payables	6,720	12,119	1,857
Accrued external research and development related expenses	6,942	9,425	1,444
Professional service fees	2,092	15,399	2,360
Rental fees	2,072	2,835	435
Others	340	2,623	402

	18,166	42,401	6,498